CONVERTIBLE DEBT - Summary of the individual convertible notes (Details)	9 Months Ended
	Sep. 30, 2025 USD ($) D $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 $ / shares
CONVERTIBLE DEBT
Gross Proceeds	$ 5,456,000	$ 740,000
Conversion Price | $ / shares			$ 1
2025 Convertible Notes
CONVERTIBLE DEBT
Gross Proceeds	5,456,000
1/25/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 250,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
1/22/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 50,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
1/23/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 100,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
1/25/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 150,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
1/26/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 50,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
1/29/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 1,000,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
2/4/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 150,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
2/11/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 50,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
3/5/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 200,000
Conversion Price | $ / shares	$ 1.15
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	365 days
3/17/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 250,000
Conversion Price | $ / shares	$ 1
Conversion Option Period of Exercisability (from issuance date)	30 days
Maturity Date (from issuance date)	30 days
3/17/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 250,000
Conversion Price | $ / shares	$ 1.1
Conversion Option Period of Exercisability (from issuance date)	30 days
Maturity Date (from issuance date)	30 days
3/24/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 30,000
Conversion Price | $ / shares	$ 1.15
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	365 days
4/1/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 100,000
Conversion Price | $ / shares	$ 1.15
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	365 days
4/1/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 150,000
Conversion Price | $ / shares	$ 0.6
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	180 days
4/4/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 20,000
Conversion Price | $ / shares	$ 1.15
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	365 days
4/8/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 100,000
Conversion Price | $ / shares	$ 1.15
Conversion Option Period of Exercisability (from issuance date)	90 days
Maturity Date (from issuance date)	365 days
5/26/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 156,000
Conversion Option Period of Exercisability (from issuance date)	180 days
Maturity Date (from issuance date)	210 days
Convertible Note, Conversion, Volume Weighted Average Price, Percentage	90.00%
Convertible Note, Conversion, Number of Trading Days | D	3
6/9/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 500,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days
7/11/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 500,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days
8/5/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 200,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days
8/17/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 200,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days
8/29/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 500,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days
9/10/2025
CONVERTIBLE DEBT
Gross Proceeds	$ 500,000
Conversion Price | $ / shares	$ 0.25
Conversion Option Period of Exercisability (from issuance date)	210 days
Maturity Date (from issuance date)	210 days